RELATED PARTY TRANSACTIONS (10K) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 27, 2013
Related Party Transaction [Line Items]
Dividends paid			$ 4,000,000	$ 4,000,000
Debt amount lent by subsidiary	$ 80,693,000		80,913,000	76,264,000
Foreign currency exchange loss	(841,000)	$ 156,000	(1,100,000)	(484,000)
Contract obligations remaining amount					$ 3,500,000
Agatha Christie Limited [Member]
Related Party Transaction [Line Items]
Overhead and personnel costs charged	426,000	397,000	2,300,000	$ 2,100,000
Dividends paid	0	$ 1,100,000
Acorn Production Limited [Member] | U.K. subsidiaries [Member]
Related Party Transaction [Line Items]
Debt amount lent by subsidiary			15,500,000
Acorn Production Limited [Member] | Australian Subsidiary [Member]
Related Party Transaction [Line Items]
Debt amount lent by subsidiary			3,600,000
RLJ SPAC Acquisition, LLC [Member]
Related Party Transaction [Line Items]
Common stock outstanding	$ 2,000,000		$ 2,000,000
Share purchased (in shares)			128,665	232,531